Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	2,372,803	338,579	4,194,836
Common stock, shares outstanding	2,372,803	338,579	4,194,836